STOCK-BASED COMPENSATION - Summarizes Stock Options Outstanding (Details) - Stock Incentive Plan 2017 - Stock Options - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Stock option activity
Options outstanding at beginning of year	380,909	489,718	489,718	598,083
Granted			147,038	86,536
Exercised			(18,891)	0
Cancelled and forfeited	(42,037)	(57,149)	(236,956)	(194,901)
Balance at end of period	338,872	432,569	380,909	489,718
Options exercisable at March 31:	332,674	408,306	372,533	441,430
Intrinsic value of options exercised		$ 269,514	$ 33,000
Weighted average exercise price
Options outstanding at beginning of year	$ 8.57	$ 10.03	$ 10.03	$ 11.04
Granted			8.47	17.95
Exercised			6.64
Cancelled and forfeited	9.19	17.88	11.68	15.06
Balance at end of period	8.49	8.99	8.57	10.03
Options exercisable at March 31:	$ 8.44	$ 8.75	8.49	9.50
Weighted average grant date fair value for options granted and expected to be vested during the year:			$ 8.47	$ 17.43
Additional stock option information
Options outstanding, number	338,872	432,569	380,909	489,718
Options outstanding, weighted average remaining contractual life	5 years 9 months 3 days	6 years 8 months 19 days	5 years 5 months 12 days	6 years 4 months 13 days
Options outstanding, weighted average exercise price	$ 8.49	$ 8.99	$ 8.57	$ 10.03
Options outstanding, aggregate intrinsic value		$ 839,700		$ 554,900
Options exercisable, number	332,674	408,306	372,533	441,430
Options exercisable, weighted average exercise price	$ 8.44	$ 8.75	$ 8.49	$ 9.50